THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND OCTOBER 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.7%

	Shares	Value
COMMUNICATION SERVICES — 24.9%
BCE	25,000	$928,250
Charter Communications, Cl A *	2,440	982,832
Cogent Communications Holdings	18,462	1,199,661
Comcast, Cl A	30,799	1,271,691
Rogers Communications, Cl B	26,645	987,463
T-Mobile US	8,945	1,286,828

		6,656,725

ELECTRIC UTILITIES — 21.6%
Alliant Energy	21,673	1,057,426
Constellation Energy	15,612	1,762,907
Exelon	28,824	1,122,407
NextEra Energy	13,228	771,192
Southern	16,000	1,076,800

		5,790,732

ENERGY — 4.1%
DT Midstream	20,654	1,114,696

GAS UTILITIES — 3.9%
Atmos Energy	9,782	1,053,130

INDUSTRIALS — 8.6%
Canadian Pacific Kansas City	14,868	1,055,182
Union Pacific	5,976	1,240,677

		2,295,859

MATERIALS — 5.0%
Linde	3,492	1,334,503

MULTI-UTILITIES — 18.8%
Ameren	13,520	1,023,599
CenterPoint Energy	35,000	940,800
CMS Energy	16,130	876,504
NiSource	47,755	1,201,516
Sempra Energy	14,150	990,925

		5,033,344

REAL ESTATE — 8.8%
Equinix †	1,692	1,234,551
SBA Communications, Cl A †	5,350	1,116,170

		2,350,721

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND OCTOBER 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
WATER UTILITIES — 4.0%
American Water Works	9,004	$1,059,320

TOTAL COMMON STOCK
(Cost $24,013,705)		26,689,030

SHORT-TERM INVESTMENT (A) — 0.3%

SEI Daily Income Trust Treasury II Fund, Cl F, 5.390% (Cost $80,165)	80,165	80,165

TOTAL INVESTMENTS— 100.0% (Cost $24,093,870)		$26,769,195

Percentages are based on Net Assets of $26,761,942.

*	Non-income producing security.

†	Real Estate Investment Trust

(A)	The rate reported is the 7-day effective yield as of October 31, 2023.

Cl — Class

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

WHR-QH-001-3900

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